NOTES TO CASH FLOWS - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Summary of Changes in Liabilities Arising from Financing Activities	The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the
Consolidated Statement of Changes in Equity.

					Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Total
2025	£m	£m	£m	£m	£m
At 1 January	37,569	2,385	2,100	91	42,145
Proceeds from issue of debt securities	9,810	—	—	—	9,810
Repayment of debt securities	(4,329)	—	—	—	(4,329)
Repayment of subordinated liabilities	—	(302)	—	—	(302)
Issue of other equity instruments	—	—	500	—	500
Repurchase of other equity instruments	—	—	(500)	—	(500)
Principal elements of lease payments	—	—	—	(23)	(23)
Liability-related other changes	657	(5)	—	7	659
Non-cash changes:
– Unrealised foreign exchange	(611)	(55)	—	—	(666)
– Other changes	(223)	9	—	—	(214)
At 31 December	42,873	2,032	2,100	75	47,080

2024
At 1 January	35,778	2,386	2,196	114	40,474
Proceeds from issue of debt securities	8,366	—	—	—	8,366
Repayment of debt securities	(6,531)	—	—	—	(6,531)
Issue of other equity instruments	—	—	400	—	400
Repurchase of other equity instruments	—	—	(500)	—	(500)
Principal elements of lease payments	—	—	—	(33)	(33)
Liability-related other changes	279	1	—	10	290
Non-cash changes:
– Unrealised foreign exchange	(369)	12	—	—	(357)
– Other changes	46	(14)	4	—	36
At 31 December	37,569	2,385	2,100	91	42,145

2023
At 1 January	36,420	2,332	2,196	129	41,077
Proceeds from issue of debt securities	5,347	—	—	—	5,347
Repayment of debt securities	(5,438)	—	—	—	(5,438)
Proceeds from issue of subordinated liabilities	—	1,050	—	—	1,050
Repayment of subordinated liabilities	—	(971)	—	—	(971)
Principal elements of lease payments	—	—	—	(48)	(48)
Liability-related other changes	(159)	25	—	33	(101)
Non-cash changes:
– Unrealised foreign exchange	(750)	(54)	—	—	(804)
– Other changes	358	4	—	—	362
At 31 December	35,778	2,386	2,196	114	40,474

Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Summary of Changes in Liabilities Arising from Financing Activities	In addition to the changes in equity arising from financing activities, as set out in the Company Statement of Changes in Equity, the table below shows the changes in liabilities arising from financing activities.

	2025					2024
	Balance sheet line item					Balance sheet line item
	Debt securitie s in issue	Other liabilities at FVTPL[1]	Subordinate d liabilities	Other equity instrument s	Total	Debt securities in issue	Other liabilities at FVTPL[1]	Subordinated liabilities	Other equity instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,916	8,792	1,644	2,100	14,452	1,911	9,591	1,633	2,196	15,331
Proceeds from issue of debt securities	—	3,059	—	—	3,059	—	768	—	—	768
Repayment of debt securities	(547)	(1,893)	—	—	(2,440)	—	(1,741)	—	—	(1,741)
Repayment of subordinated liabilities	—	—	(302)	—	(302)	—	—	—	—	—
Issue of other equity instruments	—	—	—	500	500	—	—	—	400	400
Repurchase of other equity instruments	—	—	—	(500)	(500)	—	—	—	(500)	(500)
Liability-related other changes	36	269	(4)	—	301	3	114	2	—	119
Non-cash changes:
– Unrealised foreign exchange	(61)	(393)	(42)	—	(496)	4	46	9	—	59
– Other changes	3	(29)	1	—	(25)	(2)	14	—	4	16
At 31 December	1,347	9,805	1,297	2,100	14,549	1,916	8,792	1,644	2,100	14,452
1Liability-related other changes for Other liabilities at FVTPL are not part of the changes in liability arising from financing activities.